DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Assets and Liabilties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Assets, at Fair Value	$ 20,999	$ 0
Liabilities, at Fair Value	33,227	20,658
Restricted cash	79,363	84,885
Other Liabilities	7,188	1,041
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Assets, at Fair Value	20,999	0
Liabilities, at Fair Value	33,227	20,658
Restricted cash	14,451	19,034
Interest Rate Swap [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Assets, at Fair Value	7	0
Liabilities, at Fair Value	24,711	20,146
Restricted cash	19,761	17,450
TBA Contracts [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Assets, at Fair Value	3,559	0
Liabilities, at Fair Value	786	512
Restricted cash	284	246
Other Liabilities	2,520	0
Eurodollar Future Margin [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Restricted cash	489	1,338
Payer Swaption [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative [Line Items]
Other Liabilities	3,563	0
Payer Swaption [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member] | Short [Member]
Derivative [Line Items]
Liabilities, at Fair Value	7,730	0
Payer Swaption [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member] | Long [Member]
Derivative [Line Items]
Assets, at Fair Value	$ 17,433	$ 0